Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Consolidated Financial Statements	All material intercompany transactions and balances have been eliminated.
Subsidiaries	Place incorporated	Ownership percentage
CACM	New York, USA	100%
Color Metaverse	Singapore	100%
Color Star Ohio	Ohio, USA	100%
DMCC	United Arab Emirates	100%
Model Queen Limited	Hong Kong	100%
Color Star Hainan	PRC	100%

Schedule of Information of Revenues

Information of revenues is as follows:

	For the Six Months Ended December 31,
	2024	2023
	(Unaudited)	(Unaudited)
Concerts and entertainment events	$-	$952,642
Construction management consulting services	-	107,800
Total revenue	$-	$1,060,442

Schedule of Estimated Useful Lives of Assets	The estimated useful lives of assets are as follows:
Useful life
Office equipment	3 years